UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	RRZ Investment Management, Inc.
Address:	606 Liberty Avenue
		Suite 200
		Pittsburgh, PA  15222

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Frank R. Burnette III
Title:	President
Phone:	412-209-9200
Signature, Place, and Date of Signing:
	Frank R. Burnette III Pittsburgh, PA	May 15, 2002

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		96
Form 13F Information Table Value Total:	$314,559
List of Other Included Managers:
 No.	13F File Number	  Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184A105     5661 239377.00SH       SOLE                239377.00
Adobe Systems Inc              COM              00724F101     1886 46820.00 SH       SOLE                 46820.00
Advent Software Inc            COM              007974108      825 13940.00 SH       SOLE                 13940.00
Alcoa Inc                      COM              013817101     2578 68319.00 SH       SOLE                 68319.00
Allegheny Technologies         COM              01741R102     1024 61900.00 SH       SOLE                 61900.00
Allergan Inc                   COM              018490102     1013 15665.00 SH       SOLE                 15665.00
Alltel Corporation             COM              020039103     2758 49655.00 SH       SOLE                 49655.00
Amerada Hess Corp.             COM              023551104     2187 27555.00 SH       SOLE                 27555.00
American Intl Group            COM              026874107     6535 90583.00 SH       SOLE                 90583.00
Amgen Inc                      COM              031162100     1674 28056.00 SH       SOLE                 28056.00
Apache Corp                    COM              037411105     4479 78743.00 SH       SOLE                 78743.00
Autodesk Inc                   COM              052769106     1886 40400.00 SH       SOLE                 40400.00
Avon Products                  COM              054303102     4989 91840.00 SH       SOLE                 91840.00
Bank of New York Co            COM              064057102     3581 85230.00 SH       SOLE                 85230.00
Baxter International           COM              071813109      948 15930.00 SH       SOLE                 15930.00
Best Buy Company Inc           COM              086516101     2544 32115.00 SH       SOLE                 32115.00
Cardinal Health                COM              14149Y108     3586 50580.00 SH       SOLE                 50580.00
Cendant Corp                   COM              151313103     4908 255638.00SH       SOLE                255638.00
ChevronTexaco Corp             COM              166764100     2611 28925.00 SH       SOLE                 28925.00
Cisco Systems Inc              COM              17275R102     3240 191385.00SH       SOLE                191385.00
Citigroup Inc                  COM              172967101     7214 145687.00SH       SOLE                145687.00
Citrix Systems Inc.            COM              177376100     1713 99140.00 SH       SOLE                 99140.00
Coca-Cola Enterprises          COM              191219104     1087 57900.00 SH       SOLE                 57900.00
Comcast Corp Sp CL A           COM              200300200     5033 158255.00SH       SOLE                158255.00
Concord EFS Inc                COM              206197105      966 29050.00 SH       SOLE                 29050.00
Coors (Adolph) -CL B           COM              217016104     2799 41480.00 SH       SOLE                 41480.00
Dell Computer Corp             COM              247025109     5597 214350.00SH       SOLE                214350.00
Dupont E I DeNemours           COM              263534109     1859 39420.00 SH       SOLE                 39420.00
Dynegy Inc. Class-A            COM              26816Q101     3490 120345.00SH       SOLE                120345.00
Ecolab Incorporated            COM              278865100      535 11700.00 SH       SOLE                 11700.00
El Paso Corporation            COM              28336L109     2375 53945.00 SH       SOLE                 53945.00
Elec Data Systems              COM              285661104     1997 34440.00 SH       SOLE                 34440.00
Exelon Corporation             COM              30161N101     2468 46600.00 SH       SOLE                 46600.00
Exxon Mobil Corp.              COM              30231G102     9090 207390.99SH       SOLE                207390.99
Fedl Natl Mtg Assn             COM              313586109     5317 66560.00 SH       SOLE                 66560.00
Fifth Third Bancorp            COM              316773100      941 13940.00 SH       SOLE                 13940.00
First Data Corp                COM              319963104     3549 40677.00 SH       SOLE                 40677.00
Fleetboston Financial          COM              339030108     3731 106600.00SH       SOLE                106600.00
Genentech Inc.                 COM              368710406      847 16780.00 SH       SOLE                 16780.00
General Electric Co            COM              369604103    13877 370553.00SH       SOLE                370553.00
Guidant Corp                   COM              401698105     3012 69530.00 SH       SOLE                 69530.00
Hartford Finl Svcs Grp         COM              416515104     2357 34600.00 SH       SOLE                 34600.00
Healthsouth Corp               COM              421924101     3606 251320.00SH       SOLE                251320.00
Home Depot Inc                 COM              437076102     7312 150430.00SH       SOLE                150430.00
Intel Corporation              COM              458140100     7335 241217.00SH       SOLE                241217.00
Intersil Corp - Class A        COM              46069S109      890 31400.00 SH       SOLE                 31400.00
Ivax Corp                      COM              465823102     2872 178960.00SH       SOLE                178960.00
Johnson & Johnson              COM              478160104     8445 130020.00SH       SOLE                130020.00
Kimberly-Clark Corp            COM              494368103     4424 68425.00 SH       SOLE                 68425.00
Kla-Tencor                     COM              482480100     1549 23295.00 SH       SOLE                 23295.00
Kohl's Corporation             COM              500255104     1046 14695.00 SH       SOLE                 14695.00
Kroger Company                 COM              501044101     3013 135950.00SH       SOLE                135950.00
Lilly (Eli) & Co               COM              532457108     1797 23580.00 SH       SOLE                 23580.00
Lucent Technologies            COM              549463107     2069 437420.00SH       SOLE                437420.00
MBNA Corporation               COM              55262L100     2121 55003.00 SH       SOLE                 55003.00
Marriott Int'l Inc             COM              571903202     2826 62875.00 SH       SOLE                 62875.00
Medimmune                      COM              584699102      997 25340.00 SH       SOLE                 25340.00
Merck & Company                COM              589331107     5539 96195.00 SH       SOLE                 96195.00
Merrill Lynch & Co             COM              590188108     4532 81830.00 SH       SOLE                 81830.00
Micron Technology              COM              595112103     3267 99300.00 SH       SOLE                 99300.00
Microsoft Corp                 COM              594918104     7659 126988.00SH       SOLE                126988.00
Morgan St Dean Witter          COM              617446448     3756 65537.00 SH       SOLE                 65537.00
NVIDIA Corporation             COM              67066G104     2535 57150.00 SH       SOLE                 57150.00
Noble Drilling Corp.           COM              655042109     4136 99935.00 SH       SOLE                 99935.00
Oracle Systems Corp            COM              68389X105     2578 201370.00SH       SOLE                201370.00
PPG Industries Inc             COM              693506107     1426 25975.00 SH       SOLE                 25975.00
PepsiCo Incorporated           COM              713448108     5570 108146.00SH       SOLE                108146.00
Pfizer Incorporated            COM              717081103     9768 245795.00SH       SOLE                245795.00
PharmaciaCorporation           COM              71713U102     4223 93676.00 SH       SOLE                 93676.00
Ross Stores Inc                COM              778296103     2390 63170.00 SH       SOLE                 63170.00
S&P500 Deposit Rcpt            COM              78462F103      294  2570.00 SH       SOLE                  2570.00
SPX Corporation                COM              784635104     1052  7430.00 SH       SOLE                  7430.00
Sara Lee Corporation           COM              803111103     3281 158035.00SH       SOLE                158035.00
Scientific Atlanta             COM              808655104     2651 114775.00SH       SOLE                114775.00
Shaw Group Inc                 COM              820280105      861 31300.00 SH       SOLE                 31300.00
Solectron Corp                 COM              834182107      503 64490.00 SH       SOLE                 64490.00
Southtrust                     COM              844730101     2443 92530.00 SH       SOLE                 92530.00
Stanley Works                  COM              854616109     2292 49555.00 SH       SOLE                 49555.00
Sun Microsystems Inc           COM              866810104      570 64650.00 SH       SOLE                 64650.00
Sungard Data Systems           COM              867363103      833 25260.00 SH       SOLE                 25260.00
TXU Corp                       COM              873168108     2546 46700.00 SH       SOLE                 46700.00
Tech Data Corp                 COM              878237106      963 20980.00 SH       SOLE                 20980.00
Tenet Healthcare               COM              88033G100     3461 51645.00 SH       SOLE                 51645.00
Tyco International             COM              902124106     5048 156200.00SH       SOLE                156200.00
United Parcel Service - CL B   COM              911312106     3640 59865.00 SH       SOLE                 59865.00
United Technologies            COM              913017109     3699 49850.00 SH       SOLE                 49850.00
VeriSign Inc.                  COM              92343E102      675 25010.00 SH       SOLE                 25010.00
Veritas Software Corp.         COM              923436109     3207 73165.00 SH       SOLE                 73165.00
Verizon Comm                   COM              92343V104     5709 123842.00SH       SOLE                123842.00
Viacom Inc CL B                COM              925524308     5542 114585.00SH       SOLE                114585.00
Wal-Mart Stores Inc            COM              931142103     8529 139128.00SH       SOLE                139128.00
Wash Mutual Sav Bank           COM              939322103     3151 95100.00 SH       SOLE                 95100.00
Weatherford International      COM              947074100      848 17800.00 SH       SOLE                 17800.00
Wells Fargo & Co               COM              949746101     3729 75491.00 SH       SOLE                 75491.00
WorldCom Inc-WorldCom Grp      COM              98157D106      596 88378.00 SH       SOLE                 88378.00
Wyeth                          COM              983024100     1990 30310.00 SH       SOLE                 30310.00